Other Comprehensive Income (Loss) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Comprehensive Income Loss Details
Unrealized holding gains on available for sale securities	$ 363	$ 2,448	$ 635
Less reclassification adjustments for gains included in inet income	419	129	443
Net unrealized gains	(56)	2,319	192
Less tax effect	(19)	789	65
Net-of-tax-amount	(37)	1,530	127
Change in funded status of post-retirement benefit plan	(34)	(23)	(21)
Tax effect	(12)	(8)	(7)
Net-of-tax amount	(22)	(15)	(14)
Total	$ (59)	$ 1,515	$ 113